UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
OPERATING ACTIVITIES
(Loss) profit for the period	$ 1,798,958	$ 12,649,826	$ (4,571,304)	$ 4,672,081
Adjustments to reconcile profit to net cash flows
Income tax			5,841,453	1,204,655
Finance results			18,632,336	19,868,676
Depreciation of property, plant and equipment			1,104,537	989,524
Amortization of intangible assets			1,071,448	1,103,069
Depreciation of leased assets			287,484	308,030
Transaction expenses			1,839,679	(783,296)
Share-based incentive and stock options			636,519	1,867,334
Share of profit or loss of joint ventures and associates	(65,975)	(1,240,958)	(305,687)	(1,298,505)
Provisions for contingencies			52,441	(8,134)
Allowance for impairment of trade debtors			126,593	1,120,787
Allowance for obsolescence			365,458	524,264
Initial recognition and changes in the fair value of biological assets			(984,193)	(716,741)
Gain or loss on sale of equipment and intangible assets			(7,919)	63,837
Working capital adjustments
Trade receivables			(25,172,337)	(23,147,172)
Other receivables			(3,457,049)	(2,990,302)
Income and minimum presumed income taxes			4,560,265	2,000,136
Inventories			(13,147,532)	(6,235,539)
Trade and other payables			3,252,321	10,642,658
Employee benefits and social security			(1,009,417)	(674,056)
Deferred revenue and advances from customers			(1,797,030)	2,971,835
Government grants			(1,650)	(4,470)
Interest collected			1,658,084	571,056
Inflation effects on working capital adjustments			(12,620,160)	(11,575,594)
Net cash flows (used in) generated by operating activities			(23,645,660)	474,133
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			82,510	17,071
Acquisition of assets			(5,000,000)
Proceeds from sales of financial assets			12,732,709
Purchase of property, plant and equipment			(1,755,975)	(1,007,253)
Acquisition of investment property			(758,063)
Capitalized development expenditures			(1,556,367)	(504,122)
Purchase of intangible assets			(576,684)	(98,308)
Purchase of own shares			(1,608,560)
Net cash flows generated by (used in) investing activities			1,559,570	(1,592,612)
FINANCING ACTIVITIES
Proceeds from borrowings			69,542,113	55,536,625
Repayment of borrowings, financed payments and interest payments			(55,374,045)	(54,939,806)
Increase in bank overdraft and other short-term borrowings			1,374,003	4,721,095
Other financial proceeds or payments, net			(435,635)	2,018,181
Leased assets payments			(293,181)	(243,414)
Warrants tender offer payments			(1,030,952)
Net cash flows generated by financing activities			13,782,303	7,092,681
Net (decrease) increase in cash and cash equivalents			(8,303,787)	5,974,202
Inflation effects on cash and cash equivalents			(403,950)	(99,554)
Cash and cash equivalents as of beginning of the period			27,159,421	3,450,873	$ 3,450,873
Effect of exchange rate changes on cash and equivalents			678,522	1,243,337
Cash and cash equivalents as of the end of the period	$ 19,130,206	$ 10,568,858	$ 19,130,206	$ 10,568,858	$ 27,159,421